Schedule of Differences Between Accounting Policies and Practices Adopted In IFRS (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity under U.S.GAAP	R$ 29,199,496	R$ (9,684,061)	R$ (5,349,294)	R$ 11,017,306
Impairment of long-lived assets	(1,226,125)
Business combinations prior to January 1, 2009	44,981
Pension plans and other post-retirement benefits	(689,574)
Capitalization of interest, net of amortization	60,928
Provision for onerous contracts	(4,493,895)
Equity under IFRS	22,895,811
Net income under U.S.GAAP	27,393,837	R$ (4,027,661)	R$ (15,679,742)
Impairment of long-lived assets	(141,418)
Business combinations prior to January 1, 2009	4,122
Pension plans and other post-retirement benefits	(115,080)
Capitalization of interest, net of amortization	(1,780)
Provision for onerous contracts	(4,493,895)
Settlement of judicial reorganization	(1,331,016)
Deferred income tax	3,300,785
Net income under IFRS	R$ 24,615,555